Pension, Savings, And Other Employee Benefits (Schedule of Assumptions Used in the Defined Benefit Plans) (Details)	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Qualified pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation, discount rate				3.76%	4.39%	4.68%
Defined benefit plan assumptions used calculating net periodic benefit cost, discount rate				4.37%	4.69%	4.30%
Nonqualified pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation, discount rate				3.59%	4.07%	4.33%
Defined benefit plan assumptions used calculating net periodic benefit cost, discount rate				4.07%	4.34%	4.00%
Other nonqualified pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation, discount rate				3.19%	3.39%	3.57%
Defined benefit plan assumptions used calculating net periodic benefit cost, discount rate				3.39%	3.57%	3.35%
Postretirement benefits | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation, discount rate				3.37%	3.67%	3.76%
Defined benefit plan assumptions used calculating net periodic benefit cost, discount rate	3.68%	3.84%	3.45%
Postretirement benefits | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation, discount rate				3.87%	4.57%	4.87%
Defined benefit plan assumptions used calculating net periodic benefit cost, discount rate	4.57%	4.87%	4.45%
Qualified pension/ postretirement benefits
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation expected long term return on assets				4.20%	4.50%	6.00%
Defined benefit plan assumptions used calculating net periodic benefit cost, expected long-term rate of return on plan assets				4.50%	6.00%	5.85%
Postretirement benefit (retirees post January 1, 1993)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation expected long term return on assets				5.95%	6.00%	6.15%
Defined benefit plan assumptions used calculating net periodic benefit cost, expected long-term rate of return on plan assets				6.00%	6.15%	6.35%
Postretirement benefit (retirees prior to January 1, 1993)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation expected long term return on assets				2.15%	2.15%	2.10%
Defined benefit plan assumptions used calculating net periodic benefit cost, expected long-term rate of return on plan assets				2.15%	2.10%	2.30%